CDW Holdings LLC Equity (Details)	Oct. 12, 2007
CDW Holdings LLC Equity [Line Items]
Class A Common Units, Deferred	8,578
Purchased By Management Investors [Member]
CDW Holdings LLC Equity [Line Items]
Common Units, Issued	44,028
Purchased By Equity Sponsors [Member]
CDW Holdings LLC Equity [Line Items]
Common Units, Issued	2,089,295